PROPERTY AND EQUIPMENT - Capitalized Depreciation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Capitalized expense to inventory for prior periods	$ 33,299	$ 33,873
Capitalized expense to inventory for prior periods	$ 12,795	$ 10,847